Changes in the Group (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Schedule of consolidated subsidiaries

The following are the consolidated subsidiaries of VIA optronics AG:

				Net Profit (Loss)
		Ownership Interest %		in EUR		Equity in EUR
Name	Place of Business	12/31/2022	12/31/2021	2022	2021	12/31/2022	12/31/2021
VIA optronics GmbH*	Nürnberg, Germany	100	100	(7,746,093)	(5,172,146)	(21,070,865)	(13,979,548)
VIA optronics LLC	Orlando, Florida, USA	100	100	2,257,514	(661,914)	(705,326)	(2,767,087)
VIA optronics (Suzhou) Co., Ltd.	Suzhou, China	100	100	3,185,854	959,129	27,378,818	23,312,443
VIA optronics (Taiwan) Ltd.	Taipei, Taiwan	100	100	80,064	(34,457)	263,587	193,760
Germaneers GmbH	Wettstetten, Germany	100	100	300,510	109,492	1,750,262	1,449,752
VIA optronics (Philippines), Inc.	Laguna, Philippines	100	100	91,359	—	341,481	264,401
VTS‑Touchsensor Co., Ltd.**	Higashi Omi, Japan	65	65	(1,083,004)	708,757	338,312	1,472,544

* VIA optronics GmbH utilizes the exemption provisions of Section 264 (3) HGB

** Regarding summarized financial information for VTS-Touchsensor Co., Ltd. please refer to segment information for “Sensor Technologies” in Note 26 as this segment is comprised only of VTS

Germaneers GmbH
Disclosure of detailed information about business combination [line items]
Schedule of fair values of the identifiable assets and liabilities

Germaneers - Opening Balance at acquisition date	Amounts in EUR
Assets

Non-current	347,588
Property, plant and equipment	280,896
Intangible assets	46,675
Non-current financial assets	20,017
Current	2,008,677
Inventories	444,027
Trade receivables and other assets	1,339,965
Cash and short-term deposits	224,685

Total Assets	2,356,265

Liabilities

Non-Current	(228,997)
Non-current financial liabilities	(330)
Other liabilities	(228,667)

Current	(787,008)
Trade and other payables	(197,751)
Current financial liabilities	(136,657)
Other current liabilities	(452,599)
Total Liabilities	(1,016,005)

Total identifiable net assets at fair value	1,340,260
Goodwill arising on acquisition	1,720,960
Purchase consideration transferred	3,061,220